Concentration of Credit Risk - Schedule of Single Customers Total Accounts Receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Percentage of the Group’s accounts receivable, net
Accounts receivable, Amount	$ 22,883,269	$ 17,781,671
Accounts receivable, Percentage	90.80%	32.00%
Customer B [Member]
Percentage of the Group’s accounts receivable, net
Accounts receivable, Amount		$ 6,105,155
Accounts receivable, Percentage		11.00%
Customer E [Member]
Percentage of the Group’s accounts receivable, net
Accounts receivable, Amount		$ 8,842,813
Accounts receivable, Percentage		15.90%